Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of property and equipment

Property and equipment as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	862,861	—	—	862,861
Buildings		1,638,749	(756,099)	—	882,650
Structures		866,909	(488,334)	—	378,575
Machinery		30,343,739	(23,262,762)	(1,179)	7,079,798
Other		1,722,441	(1,188,893)	(2,491)	531,057
Construction in progress		409,941	—	—	409,941

	￦	35,844,640	(25,696,088)	(3,670)	10,144,882

(In millions of won)
	December 31, 2016
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	835,909	—	—	835,909
Buildings		1,604,863	(704,891)	—	899,972
Structures		812,010	(453,055)	—	358,955
Machinery		29,705,088	(22,667,047)	(1,991)	7,036,050
Other		1,701,794	(1,138,303)	(457)	563,034
Construction in progress		680,292	—	—	680,292

	￦	35,339,956	(24,963,296)	(2,448)	10,374,212

Changes in property and equipment
(2)	Changes in property and equipment for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017
	Beginning balance		Acquisition	Disposal	Transfer(*)	Depreci- ation	Impair- ment	Business Combination	Other	Ending balance
Land	￦	835,909	13,093	(4,449)	18,308	—	—	—	—	862,861
Buildings		899,972	5,098	(477)	29,614	(51,557)	—	—	—	882,650
Structures		358,955	46,614	(74)	8,386	(35,306)	—	—	—	378,575
Machinery		7,036,050	656,731	(41,692)	1,644,045	(2,214,524)	(778)	—	(34)	7,079,798
Other		563,034	720,431	(9,252)	(597,404)	(143,261)	(2,234)	315	(572)	531,057
Construction in progress		680,292	1,317,389	(4,172)	(1,583,560)	—	—	—	(8)	409,941

	￦	10,374,212	2,759,356	(60,116)	(480,611)	(2,444,648)	(3,012)	315	(614)	10,144,882

(*)	Includes reclassification to intangible assets.

(In millions of won)
	2016
	Beginning balance		Acquisition	Disposal	Transfer(*)	Depreciation	Impairment	Ending balance
Land	￦	812,947	2,464	(3,514)	24,012	—	—	835,909
Buildings		911,129	4,637	(9,176)	43,910	(50,528)	—	899,972
Structures		344,221	33,802	(33)	15,145	(34,180)	—	358,955
Machinery		7,342,009	660,629	(45,672)	1,234,737	(2,152,725)	(2,928)	7,036,050
Other		473,438	807,047	(6,052)	(568,644)	(142,700)	(55)	563,034
Construction in progress		487,512	1,154,424	(9,710)	(951,934)	—	—	680,292

	￦	10,371,256	2,663,003	(74,157)	(202,774)	(2,380,133)	(2,983)	10,374,212

(*)	Includes reclassification to intangible assets.